COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
20.	COMMITMENTS

(a)	Lease commitments

The Group has entered into certain leasing arrangements relating to the lease of office premises. Rental expenses under operating leases for the years ended December 31, 2010, 2011 and 2012 were US$1,929, US$3,094 and US$4,165, respectively. The Group recognizes rent expenses under such arrangements on a straight-line basis over the term of the lease.

As of December 31, 2012, the Group was obligated under operating leases, which relate to office premises, requiring minimum lease payments as follows:

Years ended December 31,
2013	3,331
2014	3,141
2015	2,527
Thereafter	1,139

10,138

(b)	Purchase commitments

The Group entered into agreements with certain television stations to purchase advertising time. As of December 31, 2012, under these agreements, the Group is contractually obligated to make total minimum payments of US$125,888 and US$36,035 for the years ending December 31, 2013 and 2014, respectively.